Interest Expense - Schedule of Interest Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Interest Expense [Abstract]
Interest expense on trade and export financing	$ 479,906	$ 187,781	$ 168,004
Interest expense on revolving loans	98,754	211,445	13,883
Interest on lease liabilities (Note 13)	16,761	22,487	27,774
Total interest expenses	595,421	421,713	209,661
Interest expenses is recognized in profit or loss as follows:
Cost of sales	13,408	17,990	22,219
Interest expenses	582,013	403,723	187,442
Total interest expenses	$ 595,421	$ 421,713	$ 209,661